PENSION AND OTHER POSTRETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Components of net periodic benefit cost (credit)
Recognized loss on settlements	$ 1.6	$ 0.5	$ 444.1
U.S.
Components of net periodic benefit cost (credit)
Interest cost	1.0	1.8
Actuarial loss (gain)	(1.7)	7.1
U.S. | Continuing Operations [Member]
Components of net periodic benefit cost (credit)
Interest cost	1.0	1.8	2.7
Actuarial loss (gain)	(1.1)	3.7	2.5
Amortization of actuarial loss	0.8	0.6	0.5
Recognized loss on settlements	1.1	0.2	443.5
Net periodic benefit cost (credit)	1.8	6.3	449.2
International
Components of net periodic benefit cost (credit)
Service cost	19.0	17.8
Interest cost	8.9	11.0
Actuarial loss (gain)	(15.6)	53.5
International | Continuing Operations [Member]
Components of net periodic benefit cost (credit)
Service cost	19.0	17.8	15.6
Interest cost	8.9	11.0	14.8
Expected return on plan assets	(19.8)	(18.5)	(21.0)
Amortization of actuarial loss	6.1	5.2	4.0
Amortization of prior service (credit) cost	(0.4)	(0.4)	(0.4)
Recognized loss on settlements	0.5	0.3	0.6
Net periodic benefit cost (credit)	$ 14.3	$ 15.4	$ 13.6